Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2022, 2021 and 2020:

	Twelve Months Ended December 31, 2022
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,807.0	$2,531.7	$4,338.7
Net written premiums	1,426.4	1,469.6	2,896.0
Gross earned premiums	1,617.2	2,370.8	3,988.0
Net earned premiums	1,251.8	1,436.9	2,688.7
Underwriting Expenses
Losses and loss adjustment expenses	770.3	909.7	1,680.0
Acquisition costs	252.4	179.4	431.8
General and administrative expenses	142.5	244.0	386.5
Underwriting income	86.6	103.8	190.4
Corporate expenses			(71.7)
Non-operating expenses (1)			(36.0)
Net investment income			188.1
Realized and unrealized investment gains			5.0
Realized and unrealized investment losses			(182.6)
Change in fair value of derivatives			(80.5)
Interest expense			(43.7)
Net realized and unrealized foreign exchange gains			15.9
Other income			8.2
Other expenses			(20.1)
(Loss) before income taxes			(27.0)
Income tax benefit			78.1
Net income			$51.1

Net reserves for loss and loss adjustment expenses	$1,360.7	$1,452.5	$2,813.2
Ratios
Loss ratio	61.5%	63.3%	62.5%
Acquisition cost ratio	20.2	12.5	16.1
General and administrative expense ratio	11.4	17.0	14.4
Expense ratio	31.6	29.5	30.5
Combined ratio	93.1%	92.8%	93.0%
________________
(1)Non-operating expenses includes $32.7 million in relation to fixed assets written off, $10.0 million of severance, consulting and professional services in relation to non-recurring projects and other costs, offset by $6.7 million of write backs related to leased office space.

	Twelve Months Ended December 31, 2021
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,597.0	$2,341.4	$3,938.4
Net written premiums	1,199.0	1,388.7	2,587.7
Gross earned premiums	1,479.2	2,139.1	3,618.3
Net earned premiums	1,118.8	1,291.7	2,410.5
Underwriting Expenses
Losses and loss adjustment expenses	705.2	988.1	1,693.3
Acquisition costs	221.6	192.5	414.1
General and administrative expenses	121.3	211.8	333.1
Underwriting income/(loss)	70.7	(100.7)	(30.0)
Corporate expenses			(64.3)
Non-operating expenses (1)			(20.6)
Net investment income			147.5
Realized and unrealized investment gains			56.2
Realized and unrealized investment losses			(47.4)
Change in fair value of derivatives			(35.9)
Interest expense			(14.3)
Net realized and unrealized foreign exchange gains			40.0
Other income			14.7
Other expenses			(10.8)
Income before income taxes			35.1
Income tax (expense)			(5.3)
Net income			$29.8

Net reserves for loss and loss adjustment expenses	$2,148.4	$2,165.3	$4,313.7
Ratios
Loss ratio	63.0%	76.5%	70.2%
Acquisition cost ratio	19.8	14.9	17.2
General and administrative expense ratio	10.8	16.4	13.8
Expense ratio	30.6	31.3	31.0
Combined ratio	93.6%	107.8%	101.2%
________________
(1)Non-operating expenses includes $19.3 million of costs related to consulting and professional services in relation to non-recurring projects and other costs, $0.4 million of impairment charges related to lease assets as a result of exiting certain office space and $0.9 million of amortization of intangible assets and other non-operating expenses.

	Twelve Months Ended December 31, 2020
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,656.4	$2,042.1	$3,698.5
Net written premiums	1,297.7	1,280.1	2,577.8
Gross earned premiums	1,612.0	2,026.4	3,638.4
Net earned premiums	1,287.7	1,239.8	2,527.5
Underwriting Expenses
Losses and loss adjustment expenses	958.6	882.2	1,840.8
Acquisition costs	246.0	219.7	465.7
General and administrative expenses	110.8	197.2	308.0
Underwriting (loss)	(27.7)	(59.3)	(87.0)
Corporate expenses			(70.2)
Non-operating expenses (1)			(32.7)
Net investment income			154.6
Realized and unrealized investment gains			98.5
Realized and unrealized investment losses			(27.4)
Change in fair value of derivatives			(65.1)
Interest expense			(33.9)
Net realized and unrealized foreign exchange (losses)			(13.8)
Other income			49.8
Other expenses			(10.8)
(Loss) before income taxes			(38.0)
Income tax (expense)			(18.4)
Net (loss)			$(56.4)

Net reserves for loss and loss adjustment expenses	$2,095.7	$1,874.4	$3,970.1
Ratios
Loss ratio	74.4%	71.1%	72.8%
Acquisition cost ratio	19.1	17.7	18.4
General and administrative expense ratio	8.6	15.9	12.2
Expense ratio	27.7	33.6	30.6
Combined ratio	102.1%	104.7%	103.4%
________________
(1)Non-operating expenses includes $18.2 million of expenses related to severance, retention and other costs, $12.9 million of impairment charges related to lease assets as a result of sub-leasing certain office space and $1.6 million of amortization of intangible assets and other non-operating expenses.
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$875.7	$1,249.5	$2,125.2
Net written premiums	605.0	745.5	1,350.5
Net earned premiums	572.0	715.4	1,287.4
Underwriting Expenses
Losses and loss adjustment expenses	297.2	419.9	717.1
Acquisition costs	105.7	87.2	192.9
General and administrative expenses	58.4	110.6	169.0
Underwriting income	110.7	97.7	208.4
Corporate and other expenses (1)			(53.1)
Non-operating expenses			(10.6)
Net investment income			129.4
Realized and unrealized investment gains			36.1
Realized and unrealized investment losses			(18.1)
Change in fair value of derivatives			19.6
Interest expense			(42.9)
Net realized and unrealized foreign exchange losses			(13.7)
Income before income taxes			255.1
Income tax (expense)			(36.2)
Net income			$218.9

Net reserves for loss and loss adjustment expenses	$1,441.2	$1,641.7	$3,082.9
Ratios
Loss ratio	52.0%	58.7%	55.7%
Acquisition cost ratio	18.5	12.2	15.0
General and administrative expense ratio	10.2	15.5	13.1
Expense ratio	28.7	27.7	28.1
Combined ratio	80.7%	86.4%	83.8%
__________________
(1)Corporate and other operating expenses includes other income/expenses, which were previously presented separately.

	Six Months Ended June 30, 2022
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,045.6	$1,305.7	$2,351.3
Net written premiums	783.7	722.4	1,506.1
Net earned premiums	600.8	726.4	1,327.2
Underwriting Expenses
Losses and loss adjustment expenses	369.0	398.7	767.7
Acquisition costs	124.1	92.4	216.5
General and administrative expenses	69.7	116.8	186.5
Underwriting income	38.0	118.5	156.5
Corporate and other expenses (1)			(37.5)
Non-operating expenses			(3.6)
Net investment income			88.7
Realized and unrealized investment gains			2.5
Realized and unrealized investment losses			(128.9)
Realized loss on debt extinguishment			—
Change in fair value of loan notes issued by variable interest entities			—
Change in fair value of derivatives			(84.9)
Interest expense			(9.1)
Net realized and unrealized foreign exchange gains			75.2
Other income			2.9
Other expenses			(8.7)
Income before income taxes			53.1
Income tax (expense)			(4.7)
Net income			$48.4

Net reserves for loss and loss adjustment expenses	$1,190.4	$1,314.9	$2,505.3
Ratios
Loss ratio	61.4%	54.9%	57.8%
Acquisition cost ratio	20.7	12.7	16.3
General and administrative expense ratio	11.6	16.1	14.1
Expense ratio	32.3	28.8	30.4
Combined ratio	93.7%	83.7%	88.2%
__________________
(1)Corporate and other operating expenses includes other income/expenses, which were previously presented separately.

Schedule of gross written premiums based on geographical areas
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2022, 2021 and 2020.

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	($ in millions)
Australia/Asia	$257.5	$275.8	$259.7
Europe	194.5	140.6	92.5
United Kingdom	485.8	393.2	369.0
United States & Canada (1)	2,715.7	2,301.8	2,267.5
Worldwide excluding United States (2)	24.2	31.5	23.1
Worldwide including United States (3)	541.7	592.2	501.2
Other (4)	119.3	203.3	185.5
Total	$4,338.7	$3,938.4	$3,698.5
________________
(1)“United States and Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)“Worldwide excluding the United States” consists of individual policies that insure global risks with the specific exclusion of the United States.
(3)“Worldwide including the United States” consists of individual policies that insure global risks with the specific inclusion of the United States.
(4)“Other” comprises individual policies that insure risk in other countries including, but not limited to, the Caribbean, South America and Middle East.